Annual Total Returns - FidelityNewMillenniumFund-RetailPRO - FidelityNewMillenniumFund-RetailPRO - Fidelity New Millennium Fund - Fidelity New Millennium Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	37.19%
Annual Return 2014	6.96%
Annual Return 2015	(3.17%)
Annual Return 2016	14.92%
Annual Return 2017	20.06%
Annual Return 2018	(7.01%)
Annual Return 2019	26.16%
Annual Return 2020	5.76%
Annual Return 2021	23.91%
Annual Return 2022	(1.56%)